Schedule of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Mar. 31, 2012	Dec. 31, 2011 Segment, Continuing and Discontinued Operations	Dec. 31, 2010 Segment, Continuing and Discontinued Operations	Dec. 31, 2009 Segment, Continuing and Discontinued Operations
Goodwill [Line Items]
Beginning balance, Carrying Amount Of Goodwill	$ 640				$ 671	$ 832	$ 812	$ 818
Goodwill acquired during the year	30	[1]	19	[1]
Impairment losses	0	[2]	(7)	[2]
Goodwill related to sale of business unit	0	[3]	(9)	[3]
Adjustments	(10)	[4]	(9)	[4]
Ending Balance, Carrying Amount Of Goodwill	668		640		671	832	812	818
Beginning balance, Accumulated impairment losses	(7)		0
Ending balance, Accumulated impairment losses	$ (7)		$ (7)

[1]	Goodwill acquired in 2011 related to the company's acquisition of a dispensing closures manufacturer during the fourth quarter of 2011. Goodwill acquired in 2010 related to the company's acquisition of a trigger sprayer manufacturer during the fourth quarter of 2010. See Note Q for further discussion.
[2]	In connection with the company's 2010 presentation of the Envelope Products business as a discontinued operation, $7 million of goodwill related to the Consumer & Office Products segment was allocated to the Envelope Products business and impaired as of December 31, 2010. See Note R for further discussion.
[3]	In connection with the sale of the company's Media and Entertainment Packaging business on September 30, 2010, $9 million of goodwill related to the former Consumer Solutions segment was allocated to and included in the pre-tax loss on sale. See Note R for further discussion.
[4]	Represents foreign currency translations and tax adjustments.